15. Financial Instruments with Off-Balance-Sheet Risk (Details Narrative) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Binding loan commitments to sell residential mortgages	$ 806,543	$ 373,500
Junior subordinated debentures	12,887,000	12,887,000
External financing	$ 12,500,000	$ 12,500,000